Stock Options - Schedule of Stock Option Grants (Details) (CAD)	Oct. 22, 2011	Jun. 10, 2009
Notes to Financial Statements
Stock Options Granted	16,000,000
Exercise Price	0.05	0.05
Expiry Date	Oct. 22, 2021